UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-21897

The Roxbury Funds
(Exact name of registrant as specified in charter)

6001 Shady Oak Road Suite 200
Minnetonka, MN 55343
(Address of principal executive offices) (Zip code)

Brooke Clements

Roxbury Capital Management, LLC

6001 Shady Oak Road Suite 200

Minnetonka, MN 55343
(Name and address of agent for service)

Copy to:

Michael P. Malloy, Esquire

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

Registrant’s telephone number, including area code: (952) 230-6143

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

ROXBURY SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2012 (unaudited)

	Shares	Value
COMMON STOCK – 95.8%
CONSUMER DISCRETIONARY – 21.6%
Diversified Consumer Services – 2.3%
Grand Canyon Education, Inc.*	55,571	$1,307,586

Hotels, Restaurants & Leisure – 3.4%
AFC Enterprises, Inc.*	19,898	489,491
Bally Technologies, Inc.*	14,136	698,177
Brinker International, Inc.	12,931	456,464
WMS Industries, Inc.*	16,658	272,858

		1,916,990

Household Durables – 1.3%
SodaStream International, Ltd.*	19,576	766,792

Leisure Equipment & Products – 1.3%
LeapFrog Enterprises, Inc.*	79,302	715,304

Specialty Retail – 9.3%
Conn’s, Inc.*	49,811	1,098,333
DSW, Inc. - Class A	32,139	2,144,314
HOT Topic, Inc.	62,461	543,411
Lithia Motors, Inc. - Class A	17,463	581,693
Mattress Firm Holding Corp.*	31,781	894,635

		5,262,386

Textiles, Apparel & Luxury Goods – 4.0%
Hanesbrands, Inc.*	25,798	822,440
Oxford Industries, Inc.	21,343	1,204,812
Wolverine World Wide, Inc.	4,852	215,283

		2,242,535

TOTAL CONSUMER DISCRETIONARY		12,211,593

CONSUMER STAPLES – 0.8%
Food & Staples Retailing – 0.8%
United Natural Foods, Inc.*	8,220	480,459

TOTAL CONSUMER STAPLES		480,459

ENERGY – 3.2%
Energy, Equipment & Services – 1.2%
Hercules Offshore, Inc.*	143,052	698,094

Oil, Gas & Consumable Fuels – 2.0%
Gulfport Energy Corp.*	23,601	737,767
Western Refining, Inc.	13,884	363,483

		1,101,250

TOTAL ENERGY		1,799,344

FINANCIALS – 6.5%
Consumer Finance – 4.1%
First Cash Financial Services, Inc.*	39,538	1,819,143

	Shares	Value
COMMON STOCK – continued
Netspend Holdings, Inc.*	51,003	$501,359

		2,320,502

Real Estate Investment Trusts – 1.0%
Pebblebrook Hotel Trust	23,814	557,009

Real Estate Management & Development – 1.4%
Jones Lang LaSalle, Inc.	10,384	792,818

TOTAL FINANCIALS		3,670,329

HEALTH CARE – 20.7%
Health Care Equipment & Supplies – 7.6%
Catamaran Corp.*	18,700	1,832,039
Cooper Companies, Inc.	21,899	2,068,580
Orthofix International NV*	8,772	392,547

		4,293,166

Health Care Providers & Services – 9.4%
Air Methods Corp.*	15,888	1,896,551
Centene Corp.*	16,956	634,324
MEDNAX, Inc.*	17,478	1,301,237
MWI Veterinary Supply, Inc.*	10,969	1,170,173
Team Health Holdings, Inc.*	11,000	298,430

		5,300,715

Health Care Technology – 3.7%
Medivation, Inc.*	37,457	2,111,076

TOTAL HEALTH CARE		11,704,957

INDUSTRIALS – 11.7%
Aerospace & Defense – 1.2%
Hexcel Corp.*	29,092	698,790

Commercial Services & Supplies – 1.1%
Portfolio Recovery Associates, Inc.*	5,942	620,523

Construction & Engineering – 0.8%
MasTec, Inc.*	22,753	448,234

Electrical Equipment – 0.7%
II-VI, Inc.*	21,459	408,150

Machinery – 1.1%
ESCO Technologies, Inc.	15,780	613,053

Marine – 1.4%
Kirby Corp.*	14,660	810,405

Professional Services – 1.7%
Acacia Research - Acacia Technologies*	19,693	539,785
Huron Consulting Group, Inc.*	12,618	439,359

		979,144

Road & Rail – 2.8%
Genesee & Wyoming, Inc. - Class A*	10,114	676,222

See notes to schedule of investments.

ROXBURY SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2012 (unaudited) continued

	Shares	Value
COMMON STOCK – continued
Old Dominion Freight Line, Inc.*	29,625	$893,475

		1,569,697

Trading Companies & Distributors – 0.9%
Rush Enterprises, Inc. - Class A*	25,388	488,973

TOTAL INDUSTRIALS		6,636,969

INFORMATION TECHNOLOGY – 25.5%
Communications Equipment – 2.6%
Finisar Corp.*	26,575	380,022
RADWARE, Ltd.*	31,220	1,124,544

		1,504,566

Computers & Peripherals – 0.8%
NCR Corp.*	18,678	435,384

Electronic Equipment, Instruments & Components – 4.5%
FARO Technologies, Inc.*	5,314	219,574
Nam Tai Electronics, Inc.	8,505	91,174
OSI Systems, Inc.*	28,496	2,218,129

		2,528,877

Internet Software & Services – 0.6%
Internap Network Services Corp.*	51,437	362,631

IT Services – 5.1%
Euronet Worldwide, Inc.*	48,453	910,432
MAXIMUS, Inc.	27,908	1,666,666
Performant Financial Corp*	28,162	300,489

		2,877,587

Semiconductors & Semiconductor Equipment – 5.8%
Cavium, Inc.*	16,787	559,544
Cypress Semiconductor Corp*	45,485	487,599
Kulicke & Soffa Industries, Inc.*	83,363	866,975
Mellanox Technologies, Ltd.*	12,600	1,279,278
Rubicon Technology, Inc.*	9,830	94,171

		3,287,567

Software – 6.1%
ACI Worldwide, Inc.*	34,446	1,455,688
Glu Mobile, Inc.*	127,024	588,121
NQ Mobile, Inc., ADR*	60,269	482,152
Sourcefire, Inc.*	7,145	350,319
Splunk, Inc.*	15,848	581,939

		3,458,219

TOTAL INFORMATION
TECHNOLOGY		14,454,831

	Shares	Value
COMMON STOCK – continued
MATERIALS – 4.1%
Chemicals – 2.5%
American Vanguard Corp.	9,726	$338,465
HB Fuller Co.	11,345	348,065
LSB Industries, Inc.*	3,885	170,435
RPM International, Inc.	18,755	535,268

		1,392,233

Metals & Mining – 1.6%
Kaiser Aluminum Corp.	15,567	908,957

TOTAL MATERIALS		2,301,190

TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 1.7%
Cogent Communications Group, Inc.	13,840	318,182
Premiere Global Services, Inc.*	65,993	617,035
Trulia, Inc.*	2,270	48,623

		983,840

TOTAL TELECOMMUNICATION SERVICES		983,840

Total COMMON STOCK (Cost $40,685,547)		54,243,512

SHORT-TERM INVESTMENTS – 7.4%
Blackrock Liquidity Funds TempFund Portfolio, 0.15%**	4,191,324	4,191,324

Total SHORT-TERM INVESTMENTS (Cost $4,191,324)		4,191,324

TOTAL INVESTMENTS (COST $44,876,871)† - 103.2%		58,434,836
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.2%)		(1,804,962)

NET ASSETS - 100.0%		$56,629,874

ADR	American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of September 30, 2012.
†	The cost for federal income tax purposes is $44,876,871. At September 30, 2012, net unrealized appreciation was $13,557,965. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $14,529,454, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $971,489.

See notes to schedule of investments.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2012 (unaudited)

	Shares	Value
COMMON STOCK – 94.3%
CONSUMER DISCRETIONARY – 15.5%
Hotels, Restaurants & Leisure – 2.2%
Starbucks Corp.	3,070	$155,802

Media – 2.1%
Walt Disney Co.	2,907	151,978

Multi-Line Retail – 1.9%
Target Corp.	2,197	139,444

Specialty Retail – 5.5%
Home Depot, Inc.	3,567	215,340
O’Reilly Automotive, Inc.*	2,096	175,267

		390,607

Textiles, Apparel & Luxury Goods – 3.8%
Coach, Inc.	2,654	148,677
Nike, Inc. - Class B	1,293	122,719

		271,396

TOTAL CONSUMER DISCRETIONARY		1,109,227

CONSUMER STAPLES – 18.3%
Beverages – 8.3%
Anheuser-Busch InBev NV, ADR	2,164	185,909
Coca-Cola Co.	5,242	198,829
PepsiCo, Inc.	2,965	209,833

		594,571

Food Products – 2.9%
Kraft Foods, Inc. - Class A	4,963	205,220

Household Products – 7.1%
Colgate-Palmolive Co.	1,732	185,705
Procter & Gamble Co.	4,652	322,663

		508,368

TOTAL CONSUMER STAPLES		1,308,159

ENERGY – 9.8%
Energy, Equipment & Services – 2.8%
Schlumberger Ltd.	2,770	200,354

Oil, Gas & Consumable Fuels – 7.0%
Exxon Mobil Corp.	3,365	307,729
Occidental Petroleum Corp.	2,237	192,516

		500,245

TOTAL ENERGY		700,599

FINANCIALS – 8.4%
Insurance – 6.0%
Berkshire Hathaway, Inc. - Class B*	3,224	284,357
Markel Corp.*	314	143,966

		428,323

	Shares	Value
COMMON STOCK – continued
Real Estate Investment Trusts – 2.4%
American Tower Corp.	2,386	$170,337

TOTAL FINANCIALS		598,660

HEALTH CARE – 10.0%
Health Care Equipment & Supplies – 5.9%
Baxter International, Inc.	2,495	150,349
Covidien PLC	2,502	148,669
St Jude Medical, Inc.	2,949	124,241

		423,259

Life Sciences Tools & Services – 2.8%
Thermo Fisher Scientific, Inc.	3,406	200,375

Pharmaceuticals – 1.3%
Johnson & Johnson	1,300	89,583

TOTAL HEALTH CARE		713,217

INDUSTRIALS – 8.4%
Aerospace & Defense – 4.8%
Honeywell International, Inc.	2,748	164,193
United Technologies Corp.	2,291	179,362

		343,555

Air Freight & Logistics – 2.0%
Expeditors International of Washington, Inc.	4,035	146,713

Road & Rail – 1.6%
Union Pacific Corp.	936	111,103

TOTAL INDUSTRIALS		601,371

INFORMATION TECHNOLOGY – 21.8%
Communications Equipment – 3.0%
QUALCOMM, Inc.	3,415	213,403

Computers & Peripherals – 7.3%
Apple, Inc.	779	519,796

IT Services – 2.4%
Visa, Inc. - Class A	1,260	169,193

Semiconductors & Semiconductor Equipment – 2.4%
Analog Devices, Inc.	4,443	174,121

Software – 6.7%
Microsoft Corp.	7,751	230,825
Oracle Corp.	7,773	244,772

		475,597

TOTAL INFORMATION TECHNOLOGY		1,552,110

MATERIALS – 2.1%
Chemicals – 2.1%
Praxair, Inc.	1,424	147,925

See notes to schedule of investments.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2012 (unaudited) continued

Shares		Value
COMMON STOCK – continued
TOTAL MATERIALS		$147,925

Total COMMON STOCK (Cost $5,957,530)		6,731,268

SHORT-TERM INVESTMENTS – 5.5%
Blackrock Liquidity Funds TempFund Portfolio, 0.15%**	391,443	391,443

Total SHORT-TERM INVESTMENTS (Cost $391,443)		391,443

TOTAL INVESTMENTS (COST $6,348,973)† - 99.8%		7,122,711
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		11,257

NET ASSETS - 100.0%		$7,133,968

ADR	American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of September 30, 2012.
†	The cost for federal income tax purposes is $6,348,973. At September 30, 2012, net unrealized appreciation was $773,738. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $853,086, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $79,348.

See notes to schedule of investments.

THE ROXBURY FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

SECURITY VALUATION: Securities held by the Roxbury Small-Cap Growth Fund (“Small-Cap Growth Fund”) and the Roxbury/Mar Vista Strategic Growth Fund (“Strategic Growth Fund”) (the “Funds”) which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 – quoted prices in active markets for identical securities
—	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2012, in valuing each Fund’s investments carried at fair value:

Small-Cap Growth Fund
Level 2
		Total				Other		Level 3
		Value at		Level 1		Significant		Significant
		September 30,		Quoted		Observable		Unobservable
		2012		Price		Inputs		Inputs

Investment in Securities*	$	58,434,836	$	58,434,836	$	—	$	—

Strategic Growth Fund						Level 2
		Total				Other		Level 3
		Value at		Level 1		Significant		Significant
		September 30,		Quoted		Observable		Unobservable
		2012		Price		Inputs		Inputs

Investment in Securities*	$	7,122,711	$	7,122,711	$	—	$	—

*Common stocks and short-term investments are Level 1. Please refer to schedule of investments for industry or sector breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market value existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended September 30, 2012, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Roxbury Funds

By (Signature and Title)*	/s/ Brian C. Beh
Brian C. Beh, President and Chief Compliance Officer
(principal executive officer)

Date	November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian C. Beh
Brian C. Beh, President and Chief Compliance Officer
(principal executive officer)

Date	November 19, 2012

By (Signature and Title)*	/s/ Brooke Clements
Brooke Clements, Assistant Secretary and Treasurer
(principal financial officer)

Date	November 19, 2012

* Print the name and title of each signing officer under his or her signature.